QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Quarterly Financial Data

NOTE 17. QUARTERLY FINANCIAL DATA (UNAUDITED)

We provide quarterly financial information for Sempra Energy Consolidated, SDG&E and SoCalGas below:

SEMPRA ENERGY
(In millions, except per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2014
Revenues	$2,795	$2,678	$2,815	$2,747
Expenses and other income	$2,408	$2,302	$2,368	$2,433

Net income	$266	$292	$383	$321
Earnings attributable to Sempra Energy	$247	$269	$348	$297

Basic per-share amounts(1):
Net income	$1.09	$1.19	$1.56	$1.31
Earnings attributable to Sempra Energy	$1.01	$1.10	$1.41	$1.21
Weighted average common shares outstanding	245.3	245.7	246.1	246.4

Diluted per-share amounts(1):
Net income	$1.07	$1.17	$1.53	$1.28
Earnings attributable to Sempra Energy	$0.99	$1.08	$1.39	$1.18
Weighted average common shares outstanding	249.7	250.1	250.8	251.3
2013
Revenues	$2,650	$2,651	$2,551	$2,705
Expenses and other income	$2,298	$2,353	$2,119	$2,357

Net income	$178	$267	$323	$320
Earnings attributable to Sempra Energy	$178	$245	$296	$282

Basic per-share amounts(1):
Net income	$0.73	$1.10	$1.32	$1.31
Earnings attributable to Sempra Energy	$0.73	$1.00	$1.21	$1.15
Weighted average common shares outstanding	243.3	243.6	244.1	244.4

Diluted per-share amounts(1):
Net income	$0.72	$1.07	$1.29	$1.28
Earnings attributable to Sempra Energy	$0.72	$0.98	$1.19	$1.13
Weighted average common shares outstanding	247.5	248.5	249.3	249.9
(1)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.

Revenues and Expenses and Other Income increased in each of the first three quarters in 2014 compared to 2013 partly due to higher natural gas prices, offset by lower volumes at SoCalGas. In the fourth quarter of 2014 compared to 2013, the impact on Revenues and Expenses and Other Income from lower volumes more than offset the impact from higher natural gas prices. In the first and fourth quarters of 2014 compared to 2013, the lower volumes were primarily due to a decrease in the demand for natural gas primarily from a warmer winter in 2014 compared to the same period in 2013.

In each of the quarters of 2014 compared to the same periods in 2013, Revenues and Expenses and Other Income increased from higher cost of electric fuel and purchased power at SDG&E primarily due to the incremental purchase of renewable energy at higher prices.

In the third quarter of 2014, Net Income and Earnings Attributable to Sempra Energy included $25 million tax benefit due to the release of a Louisiana valuation allowance against a deferred tax asset associated with Cameron LNG developments.

Expenses and Other Income, Net Income and Earnings Attributable to Sempra Energy for the first, second and third quarters of 2014 included $9 million, $11 million and $14 million, respectively, of AFUDC related to equity associated with the construction of the Sonora natural gas pipeline in Mexico.

In the first quarter of 2013, Expenses and Other Income were favorably impacted by $74 million and Net Income and Earnings Attributable to Sempra Energy were favorably impacted by $44 million due to the sale of one 625-MW block of the 1,250-MW Mesquite Power natural gas-fired power plant, as we discuss in Note 3.

Net Income and Earnings Attributable to Sempra Energy for the first quarter of 2013 were negatively impacted by higher operating expenses at the California Utilities due to the delay in the CPUC decision on the 2012 GRC until the second quarter of 2013.

Revenues and Expenses and Other Income for the third quarter of 2013 were lower compared to the first, second and fourth quarters of 2013 due to lower cost of natural gas.

Net Income and Earnings Attributable to Sempra Energy for the first, second, third and fourth quarters of 2014 included $12 million, $12 million, $8 million and $6 million, respectively, of income tax expense for repatriation of current year foreign earnings. In the first quarter of 2013, Net Income and Earnings Attributable to Sempra Energy included $63 million income tax expense resulting from a corporate reorganization in connection with the IEnova stock offerings.

In the second quarter of 2013, Revenues included $131 million and Net Income and Earnings Attributable to Sempra Energy included $106 million favorable impacts from the retroactive application of the 2012 GRC for the period from January 2012 to March 2013 at the California Utilities.

In the second quarter of 2013, Expenses and Other Income were negatively impacted by $200 million and Net Income and Earnings Attributable to Sempra Energy were negatively impacted by $119 million due to the early retirement of SONGS, as we discuss in Note 13.

We discuss quarterly fluctuations related to SDG&E and SoCalGas below.

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2014
Operating revenues	$987	$1,063	$1,233	$1,046
Operating expenses	766	821	957	826
Operating income	$221	$242	$276	$220

Net income	$101	$129	$169	$128
Earnings attributable to noncontrolling interest	(2)	(6)	(12)	―
Earnings attributable to common shares	$99	$123	$157	$128
2013
Operating revenues	$939	$1,064	$1,063	$1,000
Operating expenses	771	939	800	774
Operating income	$168	$125	$263	$226

Net income	$81	$73	$139	$142
Losses (earnings) attributable to noncontrolling interest	11	(7)	(5)	(23)
Earnings	92	66	134	119
Call premium on preferred stock	―	―	(3)	―
Dividends on preferred stock	(1)	(1)	(2)	―
Earnings attributable to common shares	$91	$65	$129	$119

In each of the quarters of 2014 compared to the same periods in 2013, SDG&E’s Operating Revenues and Operating Expenses included increases from higher cost of electric fuel and purchased power primarily due to the incremental purchase of renewable energy at higher prices.

Net Income and Earnings for the first quarter of 2013 were negatively impacted by higher operating expenses due to the delay in the CPUC decision on the 2012 GRC until the second quarter of 2013.

SDG&E’s Operating Revenues in the second quarter of 2013 included $90 million and Net Income and Earnings included $69 million favorable impacts from the retroactive application of the 2012 GRC for the period from January 2012 to March 2013.

In the second quarter of 2013, Operating Expenses were negatively impacted by $200 million and Net Income and Earnings were negatively impacted by $119 million due to the early retirement of SONGS, as we discuss in Note 13.

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2014
Operating revenues	$1,085	$917	$855	$998
Operating expenses	956	795	702	881
Operating income	$129	$122	$153	$117

Net income	$78	$81	$98	$76
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$78	$80	$98	$76
2013
Operating revenues	$983	$904	$807	$1,042
Operating expenses	900	725	652	920
Operating income	$83	$179	$155	$122

Net income	$46	$119	$102	$98
Dividends on preferred stock	―	(1)	―	―
Earnings attributable to common shares	$46	$118	$102	$98

SoCalGas’ Operating Revenues and Operating Expenses increased in each of the first three quarters in 2014 compared to 2013 primarily due to higher natural gas prices, offset by lower volumes. In the fourth quarter of 2014 compared to 2013, the impact on Operating Revenues and Operating Expenses from lower volumes more than offset the impact from higher natural gas prices. In the first and fourth quarters of 2014 compared to 2013, the lower volumes were primarily due to a decrease in the demand for natural gas primarily from a warmer winter in 2014 compared to the same period in 2013.

Net Income and Earnings in the fourth quarter of 2014 compared to 2013 were impacted by lower income tax expenses in 2013 primarily related to resolution of prior years’ income tax items and higher flow-through deductions.

Net Income and Earnings in the first quarter of 2013 were negatively impacted by $12 million from higher operating expenses due to the delay in the CPUC decision on the 2012 GRC until the second quarter of 2013.

In the second quarter of 2013, Operating Revenues included $41 million and Net Income and Earnings included $37 million favorable impacts from the retroactive application of the 2012 GRC for the period from January 2012 to March 2013.